Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of minimum annual commitments for the use of satellite transponders

At December 31, 2017, the Group had the following aggregate minimum annual commitments for the use of satellite transponders:

	Thousands of U.S. dollars
2018	U.S.$	7,391
2019	4,423
2020	4,099
2021 and thereafter	3,760

	U.S.$	19,673

Schedule of non-cancellable annual commitments	As of December 31, 2017, non-cancellable annual lease commitments (undiscounted) are as follows:
2018	Ps.	640,551
2019	606,847
2020	542,344
2021	507,932
2022	355,072
Thereafter	539,733

	Ps.	3,192,479